Defiance Quantum ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 7.8%
Alphabet, Inc. - Class A	23,512	$3,899,465
Baidu, Inc. - ADR (a)(b)	44,290	4,663,294
Koninklijke KPN NV	1,119,525	4,584,203
Nippon Telegraph & Telephone Corporation	4,400,231	4,515,897
Orange SA - ADR (b)	406,615	4,667,940
		22,330,799

Consumer Discretionary - 2.0%
Alibaba Group Holding, Ltd. - ADR	53,563	5,684,106

Health Care - 1.6%
RadNet, Inc. (a)	67,694	4,697,287

Industrials - 14.2%
ABB, Ltd.	72,283	4,197,907
Airbus SE	25,801	3,778,495
Booz Allen Hamilton Holding Corporation	27,516	4,478,504
Hitachi, Ltd.	191,125	5,052,039
Honeywell International, Inc.	20,050	4,144,535
Lockheed Martin Corporation	9,107	5,323,588
Mitsubishi Electric Corporation	248,111	3,995,552
Northrop Grumman Corporation	9,787	5,168,221
RTX Corporation	39,150	4,743,414
		40,882,255

Information Technology - 74.2%(c)
Accenture PLC - Class A	14,631	5,171,766
Advanced Micro Devices, Inc. (a)	26,087	4,280,355
Alchip Technologies, Ltd.	49,102	3,064,366
Analog Devices, Inc.	17,532	4,035,340
Applied Materials, Inc.	17,591	3,554,262
ASML Holding NV	3,911	3,258,841
Asustek Computer, Inc.	282,316	4,933,271
Cadence Design Systems, Inc. (a)	13,411	3,634,783
Cirrus Logic, Inc. (a)	33,782	4,196,062
Coherent Corporation (a)(b)	59,350	5,276,808
D-Wave Quantum, Inc. (a)(b)	4,485,777	4,409,070
Elastic NV (a)	36,463	2,798,900
FormFactor, Inc. (a)	72,925	3,354,550
Fujitsu, Ltd.	269,830	5,537,514
Global Unichip Corporation	83,991	2,919,441
Hewlett Packard Enterprise Company	199,906	4,090,077
Infineon Technologies AG	100,064	3,513,329
Intel Corporation	135,893	3,188,050
International Business Machines Corporation (b)	24,735	5,468,414
IonQ, Inc. (a)(b)	525,785	4,595,361
Juniper Networks, Inc.	117,615	4,584,633
KLA Corporation	5,050	3,910,771
Lam Research Corporation	4,029	3,287,986
Lattice Semiconductor Corporation (a)	66,288	3,517,904
Marvell Technology, Inc.	56,980	4,109,398
MediaTek, Inc.	103,284	3,834,822
Microchip Technology, Inc.	44,225	3,550,825
Micron Technology, Inc.	29,699	3,080,083
Microsoft Corporation	9,479	4,078,814
MicroStrategy, Inc. - Class A (a)(b)	28,834	4,861,412
MKS Instruments, Inc.	30,710	3,338,484
NEC Corporation	52,861	5,081,367
Nokia OYJ - ADR (b)	1,097,107	4,794,358
Nordic Semiconductor ASA (a)	298,526	3,022,772
NTT Data Group Corporation	283,855	5,108,953
NVE Corporation	47,181	3,768,346
NVIDIA Corporation	33,388	4,054,639
NXP Semiconductors NV	14,772	3,545,428
ON Semiconductor Corporation (a)	54,842	3,982,078
Onto Innovation, Inc. (a)	18,599	3,860,408
QUALCOMM, Inc.	19,409	3,300,500
Renesas Electronics Corporation	220,258	3,201,317
Reply SpA	28,232	4,259,912
Rigetti Computing, Inc. (a)(b)	4,553,633	3,565,950
Socionext, Inc.	154,548	3,064,165
STMicroelectronics NV	92,399	2,747,022
Synaptics, Inc. (a)	43,739	3,393,272
Synopsys, Inc. (a)	7,075	3,582,709
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	24,166	4,196,909
Teradata Corporation (a)	124,001	3,762,190
Teradyne, Inc.	28,081	3,760,888
Texas Instruments, Inc.	21,008	4,339,623
Tower Semiconductor, Ltd. (a)(b)	107,318	4,749,895
Wipro, Ltd. - ADR (b)	749,102	4,854,181
		213,432,574
TOTAL COMMON STOCKS (Cost $240,802,282)		287,027,021

SHORT-TERM INVESTMENTS - 14.0%
Investments Purchased with Proceeds from Securities Lending - 13.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	39,928,226	39,928,226

Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.82% (d)	284,529	284,529
TOTAL SHORT-TERM INVESTMENTS (Cost $40,212,755)		40,212,755

TOTAL INVESTMENTS - 113.8% (Cost $281,015,037)		327,239,776
Liabilities in Excess of Other Assets - (13.8)%		(39,622,315)
TOTAL NET ASSETS - 100.0%		$287,617,461

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap OYJ – Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima SE – Societas Europeae SpA – Societa per Azioni

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $36,540,945 which represented 12.7% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Defiance Quantum ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$287,027,021	$–	$–	$287,027,021
Money Market Funds	284,529	–	–	284,529
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	39,928,226
Total Investments	$287,311,550	$–	$–	$327,239,776

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.